Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	PAY VS. PERFORMANCE
					VALUE OF INITIAL
					FIXED $100
					INVESTMENT BASED ON:(5)
			AVERAGE
			SUMMARY	AVERAGE		PEER
	SUMMARY		COMPENSATION	COMPENSATION		GROUP
	COMPENSATION	COMPENSATION	TABLE	ACTUALLY	TOTAL	TOTAL		ANNUAL
	TABLE	ACTUALLY	TOTAL FOR	PAID TO	SHAREHOLDER	SHAREHOLDER	NET	EPS
	TOTAL FOR PEO	PAID TO PEO	NON-PEO NEOs	NON-PEO NEOs	RETURNS	RETURN	INCOME	GROWTH
YEAR(1)	($)(2)	($)(3)	($)(2)	($)(4)	($)	($)(6)	($)	(%)(7)
2024	18,195,263	12,729,663	5,325,460	4,007,667	165	165	8,223	(2.0)
2023	19,155,001	36,852,582	7,265,484	10,460,553	164	144	8,469	18.0
2022	17,770,514	29,572,322	6,075,626	9,195,551	143	124	6,177	15.0
2021	20,028,132	40,175,283	8,029,832	14,542,270	142	133	7,545	50.0
2020	10,847,032	9,784,035	5,126,870	5,041,528	111	110	4,731	(23.0)
(1)

Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022, 2023 and 2024. Our other named executive officers (“NEOs”) for the applicable years were as follows:

o	2024: Messrs. Borden, Erlinger and Mmes. McDonald and Ralls-Morrison;
o	2023: Messrs. Borden and Erlinger and Ms. McDonald and Jonathan Banner;
o	2022: Messrs. Borden, Erlinger, Ozan, Ms. Ralls-Morrison, and Brian Rice;
o	2021: Messrs. Borden, Erlinger and Ozan and Ms. Ralls-Morrison; and
o	2020: Messrs. Borden and Erlinger and Heidi Capozzi, Jerome Krulewitch and Kevin Ozan.
(2)

Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table (“SCT”) for the applicable year in the case of Mr. Kempczinski and (ii) the average of the total compensation reported in the SCT for the applicable year for our NEOs reported for the applicable year, other than the PEO for each such years.

(3)

Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our PEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the table below. The amounts reflected for fiscal years 2020-2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate an administrative correction in the calculation of the fair value for stock and option awards.

	PEO
	2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$18,195,263	$19,155,001	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$15,000,198	$13,000,224	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$15,022,059	$16,287,558	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(4,228,377)	$14,148,428	$10,047,473	$9,987,616	$(1,555,046)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(1,259,084)	$261,819	$(1,388,065)	$(115,094)	$307,325
= Compensation Actually Paid	$12,729,663	$36,852,582	$29,572,322	$40,175,283	$9,784,035

(4)

Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the table below. The amounts reflected for fiscal years 2020-2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate an administrative correction in the calculation of the fair value for stock and option awards. See footnote 1 for our NEOs included in the average for each indicated fiscal year.

	Other NEOs Average(1)
	2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$5,325,460	$7,265,484	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$3,712,793	$4,937,876	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$3,718,194	$5,997,952	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(980,981)	$2,105,782	$2,663,320	$3,379,164	$(860,947)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(342,213)	$29,211	$(407,232)	$(55,189)	$387,054
= Compensation Actually Paid	$4,007,667	$10,460,553	$9,195,551	$14,542,270	$5,041,528

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(5)

The information provided reflects the respective values at the end of each year of a $100 investment on December 31, 2019, including the reinvestment of any dividends, for each of our common stock and our peer group (see footnote 6 for further information on our peer group). Historic stock price performance is not necessarily indicative of future stock price performance.

(6)	The TSR Peer Group consists of the component companies of the Dow Jones Industrial Average, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.
(7)

Represents annual EPS growth. As noted in the CD&A, for 2024, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on pages 62 and 63 of the CD&A.

Company Selected Measure Name	annual EPS growth
Named Executive Officers, Footnote
(1)

Mr. Kempczinski served as our principal executive officer (“PEO”) for the entirety of 2020, 2021, 2022, 2023 and 2024. Our other named executive officers (“NEOs”) for the applicable years were as follows:

o	2024: Messrs. Borden, Erlinger and Mmes. McDonald and Ralls-Morrison;
o	2023: Messrs. Borden and Erlinger and Ms. McDonald and Jonathan Banner;
o	2022: Messrs. Borden, Erlinger, Ozan, Ms. Ralls-Morrison, and Brian Rice;
o	2021: Messrs. Borden, Erlinger and Ozan and Ms. Ralls-Morrison; and
o	2020: Messrs. Borden and Erlinger and Heidi Capozzi, Jerome Krulewitch and Kevin Ozan.

Peer Group Issuers, Footnote
(6)	The TSR Peer Group consists of the component companies of the Dow Jones Industrial Average, the peer group used by us for purposes of the stock performance graph in our Annual Report on Form 10-K.

PEO Total Compensation Amount	$ 18,195,263	$ 19,155,001	$ 17,770,514	$ 20,028,132	$ 10,847,032
PEO Actually Paid Compensation Amount	$ 12,729,663	36,852,582	29,572,322	40,175,283	9,784,035
Adjustment To PEO Compensation, Footnote
(3)

Amounts reported in this column represent the compensation actually paid to Mr. Kempczinski as our PEO in the indicated fiscal years, based on his total compensation reported in the SCT for the indicated fiscal years and adjusted as shown in the table below. The amounts reflected for fiscal years 2020-2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate an administrative correction in the calculation of the fair value for stock and option awards.

	PEO
	2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$18,195,263	$19,155,001	$17,770,514	$20,028,132	$10,847,032
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$15,000,198	$13,000,224	$11,500,239	$14,000,181	$9,500,140
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$15,022,059	$16,287,558	$14,642,639	$24,274,810	$9,684,864
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(4,228,377)	$14,148,428	$10,047,473	$9,987,616	$(1,555,046)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0	$0
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(1,259,084)	$261,819	$(1,388,065)	$(115,094)	$307,325
= Compensation Actually Paid	$12,729,663	$36,852,582	$29,572,322	$40,175,283	$9,784,035
(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Non-PEO NEO Average Total Compensation Amount	$ 5,325,460	7,265,484	6,075,626	8,029,832	5,126,870
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,007,667	10,460,553	9,195,551	14,542,270	5,041,528
Adjustment to Non-PEO NEO Compensation Footnote
(4)

Amounts reported in this column represent the compensation actually paid to our NEOs other than Mr. Kempczinski in the indicated fiscal year, based on the average total compensation for such NEOs reported in the SCT for the indicated fiscal year and adjusted as shown in the table below. The amounts reflected for fiscal years 2020-2023 have been revised from the amounts previously reported in last year’s proxy statement in order to incorporate an administrative correction in the calculation of the fair value for stock and option awards. See footnote 1 for our NEOs included in the average for each indicated fiscal year.

	Other NEOs Average(1)
	2024	2023	2022	2021	2020
Summary Compensation Table - Total Compensation(a)	$5,325,460	$7,265,484	$6,075,626	$8,029,832	$5,126,870
- Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year(b)	$3,712,793	$4,937,876	$3,440,186	$5,125,135	$3,630,184
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year(c)	$3,718,194	$5,997,952	$4,304,023	$8,313,597	$3,818,854
+ Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years(d)	$(980,981)	$2,105,782	$2,663,320	$3,379,164	$(860,947)
+ Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year(e)	$0	$0	$0	$0	$199,881
+ Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year(f)	$(342,213)	$29,211	$(407,232)	$(55,189)	$387,054
= Compensation Actually Paid	$4,007,667	$10,460,553	$9,195,551	$14,542,270	$5,041,528

The below footnotes apply to the tables included in each of footnotes 3 and 4.

(a)	Represents Total Compensation as reported in the SCT for the indicated fiscal year.
(b)	Represents the aggregate grant date fair value as of the indicated fiscal year of the stock awards and option awards granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, during such fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(c)	Represents the aggregate fair value as of the indicated fiscal year-end for each of Mr. Kempczinski’s, and the respective NEOs’ as applicable for each year, outstanding and unvested stock awards and option awards granted during such fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(d)	Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, as of the last day of the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.
(e)	Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to each of Mr. Kempczinski and the respective NEOs as applicable for each year, and vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.
(f)	Represents the aggregate change in fair value, measured from the prior fiscal year-end to the vesting date, of each stock award and option award held by each of Mr. Kempczinski and the respective NEOs as applicable for each year, that was granted in a prior fiscal year and which vested during the indicated fiscal year, calculated using the same methodology used for financial statement reporting purposes.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	*Pursuant to SEC rules, the net income reflected in this graphic is consistent with GAAP.
Compensation Actually Paid vs. Company Selected Measure	*The EPS reflected in this graphic is adjusted consistent with the Company’s guidelines, as described on pages 62 and 63.
Tabular List, Table

Most Important Performance Measures

The following graphic consists of the financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the NEOs for 2024. In addition to these financial metrics, the Company’s executive compensation program is impacted by our performance with respect to new restaurant opening goals and our strategic scorecard. See the CD&A for further information regarding how the Company utilized each of the measures below, as well as the new restaurant opening goals and a strategic scorecard in its 2024 executive compensation program.

MOST IMPORTANT PERFORMANCE MEASURES
EPS Growth
Systemwide Sales Growth
Operating Income Growth
Return on Invested Capital (ROIC)
Relative Total Shareholder Return (TSR)
Share Price Increase

Total Shareholder Return Amount	$ 165	164	143	142	111
Peer Group Total Shareholder Return Amount	165	144	124	133	110
Net Income (Loss)	$ 8,223,000,000	$ 8,469,000,000	$ 6,177,000,000	$ 7,545,000,000	$ 4,731,000,000
Company Selected Measure Amount	(2)	18	15	50	(23)
PEO Name	Mr. Kempczinski
Measure:: 1
Pay vs Performance Disclosure
Name	EPS Growth
Non-GAAP Measure Description
(7)

Represents annual EPS growth. As noted in the CD&A, for 2024, the Committee determined that EPS growth continues to be viewed as a core driver of our performance and stockholder value creation. Accordingly, EPS is utilized as the most heavily weighted performance metric applicable to our PRSU award design. EPS growth is calculated as the percentage change in our EPS from the prior fiscal year, with EPS calculated as earnings per share, adjusted consistent with pre-established guidelines as described on pages 62 and 63 of the CD&A.

Measure:: 2
Pay vs Performance Disclosure
Name	Systemwide Sales Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income Growth
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Invested Capital (ROIC)
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 6
Pay vs Performance Disclosure
Name	Share Price Increase
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,000,198)	$ (13,000,224)	$ (11,500,239)	$ (14,000,181)	$ (9,500,140)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,022,059	16,287,558	14,642,639	24,274,810	9,684,864
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,228,377)	14,148,428	10,047,473	9,987,616	(1,555,046)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,259,084)	261,819	(1,388,065)	(115,094)	307,325
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,712,793)	(4,937,876)	(3,440,186)	(5,125,135)	(3,630,184)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,718,194	5,997,952	4,304,023	8,313,597	3,818,854
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(980,981)	2,105,782	2,663,320	3,379,164	(860,947)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	199,881
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (342,213)	$ 29,211	$ (407,232)	$ (55,189)	$ 387,054